Consolidated Balance Sheets		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets
Cash		¥ 38,554,840	$ 5,485,266	¥ 36,996,422
Restricted cash				103,489
Accounts receivable, net		67,466,586	9,598,592	38,696,583
Contract assets, net		2,700,871	384,258	3,441,959
Prepaid expenses and other current assets, net		48,181,557	6,854,877	33,915,774
Total current assets		176,731,990	25,143,977	140,373,576
Non-current assets
Long term investments		19,446,437	2,766,680	20,633,148
Property and equipment, net		14,656,085	2,085,148	15,657,880
Intangible assets, net		5,486,877	780,628	2,086,712
Operating right-of-use assets, net		5,838,296	830,625	1,881,535
Deferred tax assets, net		4,243,729	603,763	3,733,020
Total non-current assets		49,671,424	7,066,844	43,992,295
TOTAL ASSETS		226,403,414	32,210,821	184,365,871
Current liabilities
Short-term borrowings		22,203,903	3,158,989	10,497,682
Loans payable - shareholders				8,655,800
Accounts payable - third parties		30,892,306	4,395,104	44,452,581
Contract liabilities		24,067,058	3,424,064	4,080,621
Accrued expenses and other current liabilities		14,541,974	2,068,913	12,084,446
Other payable - shareholders				613,820
Taxes payable		14,418,114	2,051,291	11,698,309
Operating lease liabilities - current		2,281,725	324,625	812,669
Total current liabilities		117,401,965	16,702,989	96,161,922
Non-current liabilities
Long-term borrowing		4,000,000	569,087
Operating lease liabilities – non-current		4,403,452	626,487	1,898,004
Other payables - shareholders -non-current		6,937,500	987,011	6,937,500
Total non-current liabilities		15,340,952	2,182,585	8,835,504
Total liabilities		132,742,917	18,885,574	104,997,426
Commitments and contingencies (Note 22)
Shareholders’ Equity
Additional paid in capital		271,686,122	38,653,273	217,527,319
Statutory reserves		434,047	61,753	434,047
Accumulated deficit		(162,556,362)	(23,127,186)	(126,955,513)
Accumulated other comprehensive loss		(4,663,574)	(663,495)	(812,156)
Total Jayud Global Logistics Limited shareholders’ equity		105,015,184	14,940,699	90,259,533
Non-controlling interests		(11,354,687)	(1,615,452)	(10,891,088)
Total shareholders’ equity		93,660,497	13,325,247	79,368,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		226,403,414	32,210,821	184,365,871
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares	[1]	111,583	15,875	62,468
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares	[1]	3,368	479	3,368
Related Party
Assets
Accounts receivable - related parties				249,925
Prepaid expenses and other current assets - related parties		6,426,947	914,373	6,696,004
Loan receivable - related parties		1,085,703	154,465
Other receivable - related parties		12,315,486	1,752,146	20,273,420
Current liabilities
Loans payable - related parties		188,147	26,768	2,233,700
Accounts payable - related parties		8,179,282	1,163,681	242,734
Other payable - related parties		¥ 629,456	$ 89,554	¥ 789,560

[1]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).